SEGMENT AND RELATED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Total Revenue, Depreciation and Amortization, Equity Earnings, Income from Operations, Capital Expenditures and Tangible Assets by Reporting Segment
The following table presents total revenue, depreciation and amortization, equity earnings, income (loss) from continuing operations and capital expenditures by reportable segment for 2016, 2015, and 2014:

	Years Ended December 31,
	2016	2015	2014
Revenue
Engineering & Construction	$6,206,150	$7,827,633	$7,707,400
Fabrication Services	1,922,447	2,113,284	2,553,646
Total revenue	$8,128,597	$9,940,917	$10,261,046
Depreciation And Amortization
Engineering & Construction	$18,602	$49,863	$63,928
Fabrication Services	53,034	54,697	59,138
Total depreciation and amortization	$71,636	$104,560	$123,066
Equity Earnings (Loss)
Engineering & Construction	$7,222	$(3,853)	$(1,297)
Fabrication Services	(1,486)	(3,812)	(77)
Total equity earnings (loss)	$5,736	$(7,665)	$(1,374)
Income (Loss) From Continuing Operations
Engineering & Construction (1)	$137,049	$(892,671)	$498,983
Fabrication Services	86,161	129,737	230,856
Total operating groups	223,210	(762,934)	729,839
Integration related costs	—	—	(26,356)
Total income (loss) from continuing operations	$223,210	$(762,934)	$703,483
Capital Expenditures
Engineering & Construction	$4,476	$15,811	$46,798
Fabrication Services	32,542	42,541	49,479
Total capital expenditures	$37,018	$58,352	$96,277

(1)
As discussed further in Note 4, during 2015 we recorded a non-cash pre-tax charge of approximately $1,505,900 within our Engineering & Construction operating group related to the sale of our Nuclear Operations. In addition, during 2016 we recorded a non-cash pre-tax charge of approximately $148,100 resulting from a reserve for the Transaction Receivable associated with the 2015 sale of our Nuclear Operations.

The following table presents total assets of our continuing operations by reportable segment and discontinued operations for December 31, 2016, 2015 and 2014:

	December 31,
	2016	2015	2014
Assets
Engineering & Construction	$3,738,303	$4,129,531	$4,651,080
Fabrication Services	2,114,637	2,295,523	1,997,414
Total assets of continuing operations	5,852,940	6,425,054	6,648,494
Assets of discontinued Technology Operations (Note 5)	1,109,604	1,151,384	1,076,585
Assets of discontinued Capital Services Operations (Note 5)	876,876	1,615,622	1,644,751
Total assets	$7,839,420	$9,192,060	$9,369,830

Total Revenue by Country
The following table presents total revenue by country for those countries with revenue in excess of 10% of consolidated revenue during a given year based upon the location of the applicable projects:

	Years Ended December 31,
	2016	2015	2014
Revenue by Country
United States	$5,478,820	$6,045,430	$4,433,397
Australia	1,744,055	2,168,737	2,495,185
Colombia	26,329	456,850	1,080,093
Other (1)	879,393	1,269,900	2,252,371
Total revenue	$8,128,597	$9,940,917	$10,261,046

(1)	Revenue earned in other countries, including The Netherlands (our country of domicile), was not individually greater than 10% of our consolidated revenue in 2016, 2015 or 2014.